Award Timing Disclosure	12 Months Ended
	Nov. 30, 2024	Mar. 27, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Until fiscal 2024, it was the CHCC’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting in November and February of each fiscal year. In fiscal 2024, the Committee determined, due to administrative convenience, to consolidate approval of its ordinary course of annual equity grants at its regularly scheduled meeting in January, for grants to be made in early February. At this meeting, the CHCC approved each executive officer's, including each Named Executive Officer's, annual equity awards.
McCormick does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does it release MNPI based on equity grant dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the CHCC prior to granting an equity award, the CHCC will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method
McCormick does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does it release MNPI based on equity grant dates or time the disclosure of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the CHCC prior to granting an equity award, the CHCC will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	not schedule
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure
of Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

Brendan M. Foley	3/27/2024	199,894	76.03	3,750,011	8.71%
Lawrence E. Kurzius	—	—	—	—	—
Michael R. Smith	3/27/2024	71,962	76.03	1,350,007	8.71%
Andrew Foust	3/27/2024	26,653	76.03	500,010	8.71%
Sarah J. Piper	3/27/2024	22,655	76.03	425,008	8.71%
Jeffery D. Schwartz	3/27/2024	47,975	76.03	900,011	8.71%

Brendan M. Foley [Member]
Awards Close in Time to MNPI Disclosures
Name		Brendan M. Foley
Underlying Securities		199,894
Exercise Price | $ / shares		$ 76.03
Fair Value as of Grant Date		$ 3,750,011
Underlying Security Market Price Change		0.0871
Michael R. Smith [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael R. Smith
Underlying Securities		71,962
Exercise Price | $ / shares		$ 76.03
Fair Value as of Grant Date		$ 1,350,007
Underlying Security Market Price Change		0.0871
Andrew Foust [Member]
Awards Close in Time to MNPI Disclosures
Name		Andrew Foust
Underlying Securities		26,653
Exercise Price | $ / shares		$ 76.03
Fair Value as of Grant Date		$ 500,010
Underlying Security Market Price Change		0.0871
Sarah J. Piper [Member]
Awards Close in Time to MNPI Disclosures
Name		Sarah J. Piper
Underlying Securities		22,655
Exercise Price | $ / shares		$ 76.03
Fair Value as of Grant Date		$ 425,008
Underlying Security Market Price Change		0.0871
Jeffery D. Schwartz [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeffery D. Schwartz
Underlying Securities		47,975
Exercise Price | $ / shares		$ 76.03
Fair Value as of Grant Date		$ 900,011
Underlying Security Market Price Change		0.0871